Paradigm Value Fund
			Schedule of Investments
		March 31, 2020 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
61,000	Air Transport Services Group, Inc. *		$ 1,115,080	3.14%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *		248,500	0.70%

Communications Equipment, NEC
10,000	Lumentum Holdings Inc. *		737,000
25,000	Vocera Communications, Inc. *		531,000
			1,268,000	3.57%

Communications Services, NEC
80,000	Calix, Inc. *		566,400	1.60%

Computer Communications Equipment
124,300	A10 Networks, Inc. *		771,903
110,000	Extreme Networks, Inc. *		339,900
			1,111,803	3.13%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *		727,296	2.05%

Electrical Work
19,700	EMCOR Group Inc.		1,208,004	3.40%

Electronic Computers
6,000	Omnicell, Inc. *		393,480	1.11%

Footwear, (No Rubber)
20,000	Caleres, Inc.		104,000	0.29%

Heavy Construction Other Than Building Construction - Contractors
4,000	Granite Construction Incorporated		60,720	0.17%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation		944,167	2.66%

Laboratory Analytical Instruments
17,100	PerkinElmer Inc.		1,287,288	3.63%

Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *		227,850
29,000	Jeld-Wen Holding, Inc. *		282,170
			510,020	1.44%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
53,000	Summit Materials, Inc. - Class A *		795,000	2.24%

National Commercial Banks
34,000	First Merchants Corporation		900,660
14,936	National Bank Holdings Corporation - Class A		356,970
			1,257,630	3.54%

Office Machines, NEC
40,000	Pitney Bowes Inc.		81,600	0.23%

Optical Instruments & Lenses
20,000	II-VI Incorporated *		570,000	1.61%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
120,000	RTI Surgical, Inc. *		205,200	0.58%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.		368,700	1.04%

Retail - Apparel & Accessory Stores
170,800	Express Inc. *		254,492
40,000	Tilly’s, Inc. - Class A		165,200
			419,692	1.18%

Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *		294,910	0.83%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.		537,420	1.51%

Retail - Retail Stores, NEC
6,900	IAC/InterActiveCorp. *		1,236,687	3.48%

Retail - Shoe Stores
19,500	Designer Brands Inc. - Class A		97,110
24,800	Foot Locker, Inc.		546,840
			643,950	1.81%

Retail - Women's Clothing Stores
70,900	RTW Retailwinds, Inc. *		14,896	0.04%

Semiconductors & Related Devices
61,600	Kulicke & Soffa Industries Inc. (Singapore)		1,285,592
7,588	Marvell Technology Group Ltd. (Bermuda)		171,717
40,000	NeoPhotonics Corporation *		290,000
15,600	Qorvo, Inc. *		1,257,828
			3,005,137	8.47%

Services - Business Services, NEC
21,400	Tabula Rasa HealthCare, Inc. *		1,119,006	3.15%

Services - Computer Integrated Systems Design
20,000	Allscripts Healthcare Solutions, Inc. *		140,800
100,000	Ribbon Communications Inc. *		303,000
			443,800	1.25%

Services - Help Supply Services
44,400	Kforce Inc.		1,135,308	3.20%

Services - Home Health Care Services
18,500	Addus HomeCare Corporation *		1,250,600	3.52%

Services - Hospitals
17,400	Magellan Health Services Inc. *		837,114
21,650	Mednax, Inc. *		252,006
			1,089,120	3.07%

Services - Management Services
60,000	R1 RCM Inc. *		545,400	1.54%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.		376,100	1.06%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.		261,275	0.74%

Special Industry Machinery, NEC
39,600	Brooks Automation, Inc.		1,207,800	3.40%

State Commercial Banks
21,000	Banner Corporation		693,840
8,448	Prosperity Bancshares, Inc.		407,616
36,000	Renasant Corporation		786,240
			1,887,696	5.33%

Telegraph & Other Message Communications
18,400	j2 Global, Inc.		1,377,240	3.88%

Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *		327,360	0.92%

Transportation Services
15,400	GATX Corp.		963,424	2.71%

Water, Sewer, Pipeline, Comm & Power Line Construction
25,000	Primoris Services Corporation		397,500	1.12%

Wholesale - Computers & Peripheral Equipment & Software
10,832	SYNNEX Corporation		791,819	2.23%

Total for Common Stocks (Cost $25,280,417)			32,149,028	90.57%

REAL ESTATE INVESTMENT TRUSTS
19,000	Blackstone Mortgage Trust, Inc. - Class A		353,780
11,650	Mid-America Apartment Communities Inc.		1,200,300
38,000	TPG RE Finance Trust, Inc.		208,620
Total for Real Estate Investment Trusts (Cost $1,592,016)			1,762,700	4.97%

MONEY MARKET FUNDS
1,294,341	SEI Daily Income Trust Government Fund CL F 0.24% **		1,294,341	3.65%
Total for Money Market Funds (Cost $1,294,341)

Total Investment Securities			35,206,069	99.19%
	(Cost $28,166,774)

Other Assets in Excess of Liabilities			286,887	0.81%

Net Assets			$ 35,492,956	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2020, was $28,166,774. At March 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 13,243,285
		Unrealized Loss	(6,203,990)
		Unrealized Gain	$ 7,039,295

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 32,149,028	$ -	$ -	$ 32,149,028
Real Estate Investment Trusts	1,762,700	-	-	1,762,700
Money Market Funds	1,294,341	-	-	1,294,341
Total	$ 35,206,069	$ -	$ -	$ 35,206,069